FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions			3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2016
Financial instruments carried at fair value [Line Items]
Total	$ 6,487	$ 7,685	$ 6,487
Teva CENCOEX Rate			6.3
Teva SICAD Rate			13.5
Teva Venezuela Finance Loss	246		$ 246
Teva Venezuela Finance Exposure	346		346
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Fair Value Of Senior Notes Convertible Senior Debentures AndInterest Rate Swap Agreements	7,659	7,305
Fair Values Convertible Senior Debentures And Derivatives Liabilities	1,625	1,778
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	9,284	9,083
Marketable Securities [Abstract]
Available-for sale securities - Fair value	1,392	1,620	1,392
Cost	1,276	1,303	1,276
Available For Sale Securities Gross Unrealized Gain	151	338
Available For Sale Securities Gross Unrealized Losses New	35	21
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	16	11	16
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	31	25	31
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(824)	(812)	(824)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	7,126	8,309	7,126
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	184	187	184
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	16	11	16
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	31	25	31
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(823)	(811)	(823)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(824)	(812)	(824)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	134	162	134
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	134	162	134
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	5,830	6,784	5,830
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	5,830	6,784	5,830
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	95	94	95
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	95	94	95
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	13	12	13
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	12	11	12
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1	1	1
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,150	1,352	1,150
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,150	1,352	1,150
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	33	26	33
Derivatives - Asset	107	105	107
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Derivatives - Asset	0	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	33	26	33
Derivatives - Asset	107	105	107
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Derivatives - Asset	0	0	0
EscrowFundsMember [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	$ 0	$ 0	$ 0